Loans and Debentures - Schedule of Long Term Debentures Maturity (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total long term debentures	R$ 691,382	R$ 39,869
2019 [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total long term debentures		R$ 39,869
2020 [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total long term debentures	296,338
2021 [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total long term debentures	296,777
2022 [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total long term debentures	49,131
More than five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total long term debentures	R$ 49,136